Accounts Payable and Other	12 Months Ended
Dec. 31, 2017
Accounts Payable and Other
Accounts payable and other

9 – Accounts payable and other

In millions	December 31,	2017	2016
Trade payables		$738	$484
Payroll-related accruals		388	327
Income and other taxes		201	122
Accrued charges		144	141
Accrued interest		126	129
Personal injury and other claims provisions (Note 16)		65	76
Environmental provisions (Note 16)		57	50
Other postretirement benefits liability (Note 12)		17	18
Stock-based compensation liability (Note 14)		7	45
Other		160	127
Total accounts payable and other		$1,903	$1,519